United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22724

PGIM Global High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

655 Broad Street
17th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Patrick McGuinness, Esquire
655 Broad Street
17th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: July 31

Date of reporting period: 7/1/2021 through 6/30/2022

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-22724

Registrant Name:  PGIM Global High Yield Fund, Inc.

Reporting Period:  07/01/2021 - 06/30/2022

PGIM Global High Yield Fund, Inc. - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

CHESAPEAKE ENERGY CORP Meeting Date: JUN 09, 2022 Record Date: APR 11, 2022 Meeting Type: ANNUAL
Ticker: CHK Security ID: 165167735
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Election of Director: Domenic J. Dell'Osso, Jr.	Management	FOR	FOR
1.2	Election of Director: Timothy S. Duncan	Management	FOR	FOR
1.3	Election of Director: Benjamin C. Duster, IV	Management	FOR	FOR
1.4	Election of Director: Sarah A. Emerson	Management	FOR	FOR
1.5	Election of Director: Matthew Gallagher	Management	FOR	FOR
1.6	Election of Director: Brian Steck	Management	FOR	FOR
1.7	Election of Director: Michael Wichterich	Management	FOR	FOR
2	To approve on an advisory basis our named executive officer compensation.	Management	FOR	FOR
3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	FOR	FOR

CHESAPEAKE ENERGY CORP Meeting Date: JUN 09, 2022 Record Date: APR 11, 2022 Meeting Type: ANNUAL
Ticker: CHK Security ID: B8A8Y9R73
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Election of Director: Domenic J. Dell'Osso, Jr.	Management	FOR	FOR
1.2	Election of Director: Timothy S. Duncan	Management	FOR	FOR
1.3	Election of Director: Benjamin C. Duster, IV	Management	FOR	FOR
1.4	Election of Director: Sarah A. Emerson	Management	FOR	FOR
1.5	Election of Director: Matthew Gallagher	Management	FOR	FOR
1.6	Election of Director: Brian Steck	Management	FOR	FOR
1.7	Election of Director: Michael Wichterich	Management	FOR	FOR
2	To approve on an advisory basis our named executive officer compensation.	Management	FOR	FOR
3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	FOR	FOR

CIVITAS RESOURCES INC Meeting Date: JUN 01, 2022 Record Date: APR 14, 2022 Meeting Type: ANNUAL
Ticker: CIVI Security ID: 17888H103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	DIRECTOR Nominees: BENJAMIN DELL	Management	FOR	FOR
1.2	DIRECTOR Nominees: MORRIS R. CLARK	Management	FOR	FOR
1.3	DIRECTOR Nominees: CARRIE M. FOX	Management	FOR	FOR
1.4	DIRECTOR Nominees: CARRIE L. HUDAK	Management	FOR	FOR
1.5	DIRECTOR Nominees: BRIAN STECK	Management	FOR	FOR
1.6	DIRECTOR Nominees: JAMES M. TRIMBLE	Management	FOR	FOR
1.7	DIRECTOR Nominees: HOWARD A. WILLARD III	Management	FOR	FOR
1.8	DIRECTOR Nominees: JEFFREY E. WOJAHN	Management	FOR	FOR
2	Ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accountant for 2022.	Management	FOR	FOR
3	To approve, on an advisory basis, the compensation of our named executive officers.	Management	FOR	FOR

CODERE FINANCE 2 (LUXEMBOURG) SA Meeting Date: FEB 07, 2022 Record Date: Meeting Type: ANNUAL
Ticker: CDRSM Security ID: B8A9YTHZ6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	1. Approval of the classification of the directors of the Company currently in office as class A directors and class B directors, in accordance with and for the purposes of the articles of association of the Company, so that forthwith: i. Mr. Aidan White	Management	NONE	FOR
2	2. Approval of (i) the appointment of Mr. Christopher BELL as an independent non-executive director of the Company, accordingly designated as a class A director, for a period of three years until the annual general meeting of the Company to be held in the	Management	NONE	FOR
3	3. Approval of (i) the appointment of Mrs. Ana Maria GARCIA FAU as an independent non-executive director of the Company, accordingly designated as a class A director, for a period of three years until the annual general meeting of the Company to be held i	Management	NONE	FOR
4	4. Further to the notice to the Company from a Qualifying Shareholder Group (as defined in the shareholders' agreement dated 19 November 2021 between, amongst others, the Company and the shareholders of the Company (the "Shareholders' Agreement") pursuant	Management	NONE	FOR
5	5. Approval of the appointment of RCS Management (Luxembourg) S.a r.l. as a class B director of the Company, to be permanently represented by Mr. Francois-Xavier GOOSSENS, for a period of three years until the annual general meeting of the Company to be h	Management	NONE	FOR
6	6. Approval of the appointment of Mr. Mathieu Hozepha KAKAL as a class B director of the Company, for a period of three years until the annual general meeting of the Company to be held in the year 2025.	Management	NONE	FOR
7	7. Approval of the appointment of Ms. Sandra Ann EGAN as a class B director of the Company, for a period of three years until the annual general meeting of the Company to be held in the year 2025.	Management	NONE	FOR
8	8. To consider and, if thought fit, authorise any employee of Intertrust (Luxembourg) S.a r.l. to undertake the necessary action(s) required to file and register the changes mentioned in the above resolutions with the Luxembourg Trade and Companies' Regis	Management	NONE	FOR

CODERE FINANCE 2 (LUXEMBOURG) SA Meeting Date: APR 05, 2022 Record Date: Meeting Type: ANNUAL
Ticker: CDRSM Security ID: B8A9YTHZ6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	1. Approval of (i) the appointment of Mr. Francisco De Borja FERNANDEZ ESPEJEL, born on 25 May 1973 in Madrid (Madrid), Spain residing at 23, calle Constantino Rodriguez, apartment A as an independent non-executive director of the Company, accordingly des	Management	NONE	FOR
2	2. Approval of the appointment of RCS Management (Luxembourg) S.a r.i. as a class B director of the Company, to be permanently represented by Mr. Francois-Xavier GOOSSENS, for a period of three years until the annual general meeting of the Company to be h	Management	NONE	FOR
3	3. To consider and, if thought fit, authorize any employee of Intertrust (Luxembourg) S.a r.l. to undertake the necessary action(s) required to file and register the changes mentioned in the above resolutions with the Luxembourg Trade and Companies' Regis	Management	NONE	FOR

EXTRACTION OIL & GAS INC Meeting Date: OCT 29, 2021 Record Date: SEP 01, 2021 Meeting Type: ANNUAL
Ticker: XOG Security ID: 30227M303
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER BY AND AMONG EXTRACTION OIL & GAS, INC (THE "COMPANY"), BONANZA CREEK ENERGY, INC. ("BCEI") AND RAPTOR EAGLE MERGER SUB ("MERGER SUB").	Management	FOR	FOR
1.2	APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO THE COMPANY'S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER OF MERGER SUB WITH AND INTO THE COMPANY.	Management	FOR	FOR

END NPX REPORT

                                                                                                SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PGIM Global High Yield Fund, Inc.

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Patrick McGuinness
           Attorney-in-Fact

Date: August 24, 2022

POWER OF ATTORNEY
for the PGIM Closed End Funds

The undersigned, directors/ trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Diana Huffman, Melissa Gonzalez, Patrick McGuinness and Debra Rubano or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Stuart S. Parker Stuart S. Parker
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Brian K. Reid Brian K. Reid
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Grace C. Torres Grace C. Torres
/s/ Barry H. Evans Barry H. Evans
/s/ Keith F. Hartstein Keith F. Hartstein
/s/ Christian J. Kelly Christian J. Kelly

Dated: December 13, 2021

APPENDIX A

PGIM Global High Yield Fund, Inc.
PGIM High Yield Bond Fund, Inc.
PGIM Short Duration High Yield Opportunities Fund